First Trust Securitized Plus ETF Average Annual Total Returns		12 Months Ended	56 Months Ended	60 Months Ended	72 Months Ended		79 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.20%	(1.49%)
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(1.38%)	(0.33%)	1.01%	1.28%	1.34%
First Trust Securitized Plus ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.09%	(0.39%)
Performance Inception Date	Apr. 29, 2020
First Trust Securitized Plus ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.74%	(1.86%)
First Trust Securitized Plus ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.81%	(0.90%)